Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity
Summary of stock option and stock warrant

	Aggregate Number	Aggregate Exercise Price	Exercise Price Range	Weighted Average Exercise Price
Outstanding at December 31, 2017	8,171,048	$5,743	$0.0007	$0.0007
Granted	-	-	-	-
Exercised	(3,171,048)	743	0.0002	0.0002
Forfeited and cancelled	-	-	-	-
Outstanding at September 30, 2018	5,000,000	$5,000	$0.001	$0.001

	Aggregate Number	Aggregate Excersie Price	Exercise Price Range	Weighted Average Excersie Price
Outstanding at December 31, 2015	2,750	$193	$0.07-$0.071	$0.07
Granted	3,655	260	$0.071	0.07
Exercised	-	-	-	-
Forfeited and cancelled	-	-	-	-
Outstanding at December 31, 2016	6,405	453	$0.07-$0.071	0.07
Granted	20,808	312	$0.001-$0.071	0.02
Exercised	-	-	-	-
Forfeited and cancelled	-	-	-	-
Outstanding at December 31, 2017	27,213	$765	$0.001-$0.071	$0.03